Consolidated Balance Sheets (Unaudited) - USD ($)	Jun. 30, 2022	Dec. 31, 2021
Current assets:
Cash	$ 2,687,847	$ 7,482,773
Prepaid expenses	826,803	1,015,474
Total current assets	3,514,650	8,498,247
Intangible assets, net	756,583	808,604
Other Assets	50,000	50,000
Total assets	4,321,233	9,356,851
Current liabilities:
Accounts payable	768,670	923,239
Accrued expenses	1,864,794	1,685,409
Accrued license acquisition		250,000
Accrued interest	432,170	743,840
Due to officers - short term	600,000	600,000
Warrant liability		373,599
Total current liabilities	3,665,634	4,576,087
Due to officers - long term	3,823,733	4,123,732
Total liabilities	7,489,367	8,699,819
Commitments and contingencies
Shareholders' (deficit) equity:
Ordinary shares, no par value per share, 50,000,000,000 ordinary shares authorized - 5,065,154,799 (1,013,031 ADSs) ordinary shares issued and outstanding at June 30, 2022 and 3,354,650,799 (670,930 ADSs) at December 31, 2021	0	0
Treasury Stock, 2,641,693 ordinary shares	(2,932,000)	(2,932,000)
Additional paid in capital	32,184,820	31,659,017
Accumulated deficit	(32,420,954)	(28,069,985)
Total shareholders' (deficit) equity	(3,168,134)	657,032
Total liabilities and shareholders' equity	$ 4,321,233	$ 9,356,851